UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus/Standish Global Fixed Income Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
September 30, 2017 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.8%
Argentina - 3.2%
Argentine Government,
Sr. Unscd. Bonds		6.88	1/26/27	11,200,000		12,112,800
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	47,300,000	[b]	20,779,649
Argentine Government,
Unscd. Bonds	ARS	21.20	9/19/18	707,475,000		40,728,875
Buenos Aires Province,
Sr. Unscd. Notes		5.75	6/15/19	7,050,000	[c]	7,314,375
Buenos Aires Province,
Sr. Unscd. Notes		9.13	3/16/24	6,800,000	[c]	7,837,000
Buenos Aires Province,
Unscd. Bonds, 3 Month BADLAR + 3.83%	ARS	24.50	5/31/22	114,000,000	[b]	6,809,312
						95,582,011
Australia - 1.6%
Australian Government,
Sr. Unscd. Bonds, Ser. 126	AUD	4.50	4/15/20	56,625,000		47,104,825
Belgium - .9%
Belgium Government,
Unscd. Bonds, Ser. 74	EUR	0.80	6/22/25	22,900,000	[c]	27,931,125
Brazil - .5%
Brazilian Government,
Unscd. Notes	BRL	10.00	1/1/21	49,250,000		16,527,172
Canada - 4.4%
BMW Canada Auto Trust,
Ser. 2016-1, Cl. A3	CAD	1.87	4/20/21	8,025,000		6,409,324
BMW Canada Auto Trust,
Ser. 2016-1A, Cl. A1	CAD	1.37	9/20/18	615,227	[c]	493,113
BMW Canada Auto Trust,
Ser. 2017-1, Cl. A2	CAD	1.68	5/20/20	2,350,000		1,869,171
BMW Canada Auto Trust,
Ser. 2017-1A, Cl. A2	CAD	1.68	5/20/20	12,350,000	[c]	9,823,088
Canadian Government,
Unscd. Bonds	CAD	0.75	9/1/20	10,660,000		8,339,020
Canadian Government,
Unscd. Bonds	CAD	3.50	12/1/45	18,360,000		17,641,197
Cenovus Energy,
Sr. Unscd. Notes		4.25	4/15/27	10,825,000	[c,d]	10,749,163
CNH Capital Canada Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	871,192	[c]	698,546
CNH Capital Canada Receivables Trust,
Ser. 2015-1, Cl. A2	CAD	1.35	3/15/21	3,483,567		2,782,163
CNH Capital Canada Receivables Trust,
Ser. 2017-1A, Cl. A2	CAD	1.71	5/15/23	11,025,000	[c]	8,728,548
Export Development Canada,
Sr. Unscd. Notes	CAD	1.80	9/1/22	12,700,000		10,050,379
Ford Auto Securitization Trust,
Ser. 2015-R4, Cl. A3	CAD	2.00	11/15/20	11,150,000		8,927,328

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.8% (continued)
Canada - 4.4% (continued)
Ford Auto Securitization Trust,
Ser. 2017-R2, Cl. A2	CAD	1.42	4/15/21	11,255,000		8,939,866
GMF Canada Leasing Trust,
Ser. 16-1A, Cl. A2	CAD	1.64	3/20/19	4,439,125	[c]	3,556,850
GMF Canada Leasing Trust,
Ser. 16-1A, Cl. A3	CAD	1.83	6/21/21	5,800,000	[c]	4,641,209
MBARC Credit Canada,
Ser. 2016-A, Cl. A2	CAD	1.53	6/17/19	13,200,000		10,559,048
MBARC Credit Canada,
Ser. 2016-AA, Cl. A1	CAD	1.26	9/17/18	3,499,181	[c]	2,804,141
MBARC Credit Canada,
Ser. 2016-AA, Cl. A2	CAD	1.53	6/17/19	11,025,000	[c]	8,818,675
MBARC Credit Canada,
Ser. 2016-AA. Cl. A3	CAD	1.72	7/15/21	3,350,000	[c]	2,674,308
Teck Resources,
Gtd. Notes		6.25	7/15/41	3,575,000		4,055,194
						132,560,331
Chile - .5%
Chilean Government,
Unscd. Bonds	CLP	4.50	3/1/21	8,890,000,000		14,323,588
China - .5%
Sinopec Group Overseas Development 2017,
Gtd. Notes		2.50	9/13/22	16,800,000	[c,d]	16,595,208
Colombia - .5%
Colombian Government,
Sr. Unscd. Bonds, Ser. B	COP	10.00	7/24/24	37,206,900,000		15,243,931
Czech Republic - .1%
Czech Government,
Bonds, Ser. 100	CZK	0.25	2/10/27	70,500,000		2,957,249
Egypt - .1%
Egyptian Government,
Sr. Unscd. Notes		8.50	1/31/47	3,000,000	[c]	3,353,544
France - 1.2%
AXA,
Sub. Notes, 3 Month EURIBOR + 3.05%	EUR	5.25	4/16/40	3,500,000	[b]	4,630,416
French Government,
Unscd. Bonds	EUR	2.00	5/25/48	14,200,000		17,415,366
SFR Group,
Sr. Scd. Notes		7.38	5/1/26	3,375,000	[c]	3,649,219
Societe Generale,
Gtd. Notes		2.75	10/12/17	4,510,000		4,511,606
Societe Generale,
Sr. Unscd. Notes	EUR	2.38	2/28/18	5,300,000		6,333,572
						36,540,179
Germany - 1.4%
Allianz,
Jr. Sub. Bonds, EURIBOR ICE Swap Rate +
3.2%	EUR	3.38	12/31/49	3,100,000	[b]	3,977,588
Allianz,
Sub. Notes, 3 Month EURIBOR + 5.00%	EUR	5.63	10/17/42	4,300,000	[b]	6,179,955
Driver thirteen,
Ser. 13, Cl. A, 1 Month EURIBOR + 0.25%	EUR	0.00	2/22/21	1,225,206	[b]	1,451,034

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.8% (continued)
Germany - 1.4% (continued)
Globaldrive Auto Receivables,
Ser. 16-A, Cl. A, 1 Month EURIBOR +
0.37%	EUR	0.00	1/20/24	2,944,484	[b]	3,490,847
Globaldrive Auto Receivables,
Ser. 16-B, Cl. A, 1 Month EURIBOR +
0.50%	EUR	0.13	8/20/24	10,287,673	[b]	12,236,349
KFW,
Govt. Gtd. Notes	AUD	4.00	1/16/19	18,050,000		14,514,105
						41,849,878
Ireland - .6%
AerCap Ireland Capital,
Gtd. Notes		4.50	5/15/21	4,550,000		4,816,985
AerCap Ireland Capital,
Gtd. Notes		5.00	10/1/21	2,000,000		2,159,514
Irish Government,
Unscd. Bonds	EUR	2.00	2/18/45	2,150,000		2,611,954
MMC Norilsk Nickel,
Sr. Unscd. Notes		4.10	4/11/23	9,500,000	[c]	9,538,589
						19,127,042
Israel - .1%
Israeli Government,
Bonds, Ser. 0327	ILS	2.00	3/31/27	12,975,000		3,783,519
Italy - .8%
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	2,165,000		2,609,254
Intesa Sanpaolo,
Gtd. Notes		3.88	1/15/19	15,308,000		15,630,641
Intesa Sanpaolo,
Sr. Unscd. Notes		3.88	1/16/18	3,585,000		3,605,034
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	1,075,000		1,321,479
						23,166,408
Ivory Coast - .2%
Ivory Coast Government,
Sr. Unscd. Bonds	EUR	5.13	6/15/25	2,450,000	[c]	3,000,808
Ivory Coast Government,
Sr. Unscd. Bonds		6.13	6/15/33	3,700,000	[c]	3,646,298
						6,647,106
Japan - 17.9%
Development Bank of Japan,
Govt. Gtd. Bonds	JPY	1.70	9/20/22	325,000,000		3,121,020
Japanese Government,
Sr. Unscd. Bonds, Ser. 118	JPY	0.20	6/20/19	3,147,850,000		28,133,457
Japanese Government,
Sr. Unscd. Bonds, Ser. 128	JPY	0.10	6/20/21	15,474,750,000		138,515,275
Japanese Government,
Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/36	6,655,050,000		58,110,341
Japanese Government,
Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	6,111,000,000	[e]	56,406,407
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	6,182,700,000	[e]	57,220,421
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	3,569,000,000	[e]	33,084,810

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.8% (continued)
Japan - 17.9% (continued)
Japanese Government,
Sr. Unscd. Bonds, Ser. 22	JPY	0.10	3/10/27	6,626,300,000	[e]	61,783,858
Japanese Government,
Sr. Unscd. Bonds, Ser. 307	JPY	1.30	3/20/20	3,206,400,000		29,492,497
Japanese Government,
Sr. Unscd. Bonds, Ser. 336	JPY	0.50	12/20/24	6,492,400,000		59,919,789
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	513,000,000		5,561,946
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A3		2.45	12/10/21	2,330,000	[c]	2,334,152
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A4		2.76	12/10/24	5,580,000	[c]	5,593,972
						539,277,945
Kazakhstan - .2%
KazTransGas,
Gtd. Notes		4.38	9/26/27	6,525,000	[c]	6,491,690
Kuwait - .6%
Kuwaiti Government,
Sr. Unscd. Notes		3.50	3/20/27	17,000,000	[c]	17,510,459
Luxembourg - .5%
Altice Financing,
Sr. Scd. Bonds		7.50	5/15/26	3,575,000	[c]	3,941,437
E-Carat,
Ser. 16-1, Cl. A, 1 Month EURIBOR +
0.45%	EUR	0.08	10/18/24	6,361,987	[b]	7,551,892
Volkswagen Car Lease,
Ser. 22, Cl. A, 1 Month EURIBOR + 0.62%	EUR	0.25	8/21/21	2,625,993	[b]	3,113,206
						14,606,535
Mexico - 2.0%
Banco Nacional de Comercio Exterior,
Sr. Unscd. Notes		4.38	10/14/25	7,100,000	[c,d]	7,437,250
Mexican Government,
Bonds, Ser. M	MXN	8.00	11/7/47	414,000,000		24,836,249
Mexican Government,
Sr. Unscd. Bonds, Ser. M	MXN	7.75	11/13/42	389,750,000		22,694,751
Mexico City Airport Trust,
Sr. Scd. Bonds		5.50	7/31/47	5,725,000	[c,d]	5,824,615
						60,792,865
Netherlands - 4.1%
ABN AMRO Bank,
Sub. Notes		4.75	7/28/25	9,350,000	[c]	9,945,511
ABN AMRO Bank,
Sub. Notes, Euro 5 Year Interest Swap
Rate + 2.45%	EUR	2.88	1/18/28	3,700,000	[b]	4,723,126
Equate Petrochemical,
Gtd. Notes		3.00	3/3/22	7,225,000	[c]	7,180,747
Iberdrola International,
Gtd. Notes	EUR	1.13	1/27/23	1,400,000		1,707,389
Iberdrola International,
Gtd. Notes, Euro 5 Year Interest Swap
Rate + 4.81%	EUR	5.75	2/27/49	800,000	[b]	967,112
ING GROEP,
Sub. Notes, Euro 5 Year Interest Swap
Rate + 2.85%	EUR	3.00	4/11/28	2,500,000	[b]	3,221,410

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.8% (continued)
Netherlands - 4.1% (continued)
Lukoil International Finance,
Gtd. Notes		4.75	11/2/26	12,950,000	[c]	13,663,545
Mylan,
Gtd. Notes		2.50	6/7/19	6,125,000		6,151,059
Petrobras Global Finance,
Gtd. Notes		6.13	1/17/22	4,640,000		4,999,600
Petrobras Global Finance,
Gtd. Notes		5.30	1/27/25	11,025,000	[c]	11,022,244
Petrobras Global Finance,
Gtd. Notes		7.38	1/17/27	5,865,000		6,469,095
Petrobras Global Finance,
Gtd. Notes		7.25	3/17/44	8,350,000		8,725,750
Rabobank Nederland,
Sub. Bonds, Euro 5 Year Interest Swap
Rate + 1.40%	EUR	2.50	5/26/26	6,180,000	[b]	7,731,114
Schaeffler Finance,
Sr. Scd. Notes		4.75	5/15/23	3,375,000	[c]	3,497,344
Shell International Finance,
Gtd. Notes		3.75	9/12/46	13,750,000		13,532,122
Vonovia Finance,
Gtd. Notes		3.20	10/2/17	1,585,000	[c]	1,585,000
Vonovia Finance,
Gtd. Notes	EUR	1.63	12/15/20	9,000,000		11,151,235
WPC,
Gtd. Bonds	EUR	2.25	7/19/24	6,100,000		7,540,381
						123,813,784
New Zealand - 2.6%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/25	99,358,000	[f]	76,997,480
Norway - .3%
Norwegian Government,
Unscd. Bonds, Ser. 474	NOK	3.75	5/25/21	61,700,000	[c]	8,536,942
Poland - 1.4%
Polish Government,
Bonds, Ser. 0727	PLN	2.50	7/25/27	165,300,000	[d]	42,070,186
Portugal - 2.5%
Portuguese Government,
Sr. Unscd. Bonds	EUR	2.88	7/21/26	27,950,000		34,929,473
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.13	4/14/27	30,300,000		41,094,979
						76,024,452
Russia - 1.1%
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	919,000,000		15,515,182
Russian Government,
Unscd. Bonds, Ser. 6215	RUB	7.00	8/16/23	996,225,000		16,954,171
						32,469,353
Saudi Arabia - .8%
Saudi Government,
Sr. Unscd. Notes		3.63	3/4/28	22,875,000	[c]	22,793,565
Senegal - .2%
Senegalese Government,
Unscd. Notes		6.25	5/23/33	7,000,000	[c]	7,219,030

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.8% (continued)
Serbia - .1%
Serbian Government,
Sr. Unscd. Notes		7.25	9/28/21	3,600,000		4,161,960
South Africa - 1.0%
South African Government,
Bonds, Ser. 2048	ZAR	8.75	2/28/48	382,300,000		25,572,132
South African Government,
Bonds, Ser. R186	ZAR 10.50		12/21/26	65,800,000		5,458,891
						31,031,023
South Korea - 1.2%
Republic of Korea,
Sr. Unscd. Bonds, Ser. 2512	KRW	2.25	12/10/25	40,887,160,000		35,502,771
Spain - 2.0%
BBVA Subordinated Capital,
Gtd. Notes, Euro 5 Year Interest Swap
Rate + 2.55%	EUR	3.50	4/11/24	10,000,000	[b]	12,384,482
Driver Espana,
Ser. 3, Cl. A, 1 Month EURIBOR + 1.05%	EUR	0.68	12/21/26	3,947,782	[b]	4,711,065
Spanish Government,
Sr. Unscd. Bonds	EUR	2.90	10/31/46	30,600,000		36,595,047
Telefonica Emisiones,
Gtd. Notes	EUR	1.53	1/17/25	5,300,000		6,430,915
						60,121,509
Sri Lanka - .5%
Sri Lankan Government,
Sr. Unscd. Bonds		5.75	1/18/22	12,075,000	[c]	12,786,097
Sri Lankan Government,
Sr. Unscd. Notes		6.20	5/11/27	2,625,000	[c]	2,758,689
						15,544,786
Supranational - 3.4%
Asian Development Bank,
Sr. Unscd. Notes	NZD	3.50	5/30/24	12,575,000		9,123,381
European Investment Bank,
Sr. Unscd. Bonds	CAD	1.25	11/5/20	15,050,000	[c]	11,812,999
European Investment Bank,
Sr. Unscd. Notes	CAD	1.13	9/16/21	8,500,000		6,597,615
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes		1.88	4/21/20	4,500,000	[d]	4,517,743
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	3.50	1/22/21	50,675,000		37,477,326
International Finance Corporation,
Sr. Unscd. Notes	INR	6.30	11/25/24	328,130,000		5,125,846
Nordic Investment Bank,
Sr. Unscd. Notes	NOK	1.38	7/15/20	215,000,000		27,340,647
						101,995,557
Switzerland - .3%
Credit Suisse Group,
Sr. Unscd. Notes		4.28	1/9/28	8,725,000	[c]	9,096,487
Thailand - .2%
Thai Government,
Sr. Unscd. Bonds	THB	2.13	12/17/26	257,000,000		7,598,292

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.8% (continued)
Turkey - 1.2%
Coca-Cola Icecek,
Sr. Unscd. Notes		4.22	9/19/24	2,250,000	[c]	2,281,678
Turkish Government,
Bonds	TRY	11.00	2/24/27	51,500,000		14,750,773
Turkish Government,
Sr. Unscd. Notes		5.75	5/11/47	4,400,000		4,335,188
Turkish Government,
Unscd. Bonds	TRY	2.00	9/18/24	47,525,000		16,135,457
						37,503,096
Ukraine - .6%
Ukrainian Government,
Sr. Unscd. Notes		7.38	9/25/32	14,975,000	[c]	14,614,851
Ukrainian Government,
Sr. Unscd. Notes, GDP-Linked		0.00	5/31/40	3,800,000	[b]	2,064,000
						16,678,851
United Kingdom - 5.4%
Barclays,
Jr. Sub. Bonds, USD 5 Year Interest Swap
Rate + 6.77%		7.88	12/31/49	6,000,000	[b]	6,547,506
Barclays,
Sub. Notes		5.20	5/12/26	8,100,000		8,660,204
HSBC Holdings,
Sub. Notes		4.38	11/23/26	5,800,000		6,058,214
International Game Technology,
Sr. Scd. Notes		6.25	2/15/22	3,275,000	[c]	3,636,887
Lloyds Banking Group,
Sr. Unscd. Notes		3.10	7/6/21	4,000,000		4,069,830
Lloyds Banking Group,
Sr. Unscd. Notes		3.75	1/11/27	8,500,000		8,661,479
Royal Bank of Scotland Group,
Sr. Unscd. Notes		3.88	9/12/23	28,725,000		29,422,159
Santander UK Group Holdings,
Sr. Unscd. Notes		3.57	1/10/23	6,525,000		6,679,626
United Kingdom Gilt,
Unscd. Bonds	GBP	1.50	1/22/21	15,600,000		21,526,524
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	35,550,000		60,357,399
Vodafone Group,
Sr. Unscd. Notes	EUR	1.25	8/25/21	5,400,000		6,623,836
						162,243,664
United States - 28.5%
21st Century Fox America,
Gtd. Notes		3.70	10/15/25	2,600,000		2,682,312
Abbott Laboratories,
Sr. Unscd. Notes		3.75	11/30/26	2,850,000		2,928,724
Abbott Laboratories,
Sr. Unscd. Notes		4.90	11/30/46	10,800,000		12,104,305
AbbVie,
Sr. Unscd. Bonds	EUR	1.38	5/17/24	8,250,000		9,982,597
AEP Transmission,
Sr. Unscd. Notes		3.10	12/1/26	3,680,000	[c]	3,694,525
Ally Financial,
Gtd. Notes		3.50	1/27/19	3,310,000		3,367,925
Amazon.com,
Sr. Unscd. Notes		3.15	8/22/27	11,875,000	[c]	11,945,319

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.8% (continued)
United States - 28.5% (continued)
AMC Networks,
Gtd. Notes	5.00	4/1/24	2,759,000		2,855,565
AMC Networks,
Gtd. Notes	4.75	8/1/25	1,180,000		1,194,750
American Homes 4 Rent Trust,
Ser. 2014-SFR3, Cl. A	3.68	12/17/36	2,518,435	[c]	2,629,061
AmeriCredit Automobile Receivables Trust,
Ser. 2013-4, Cl. C	2.72	9/9/19	269,282		269,581
Amgen,
Sr. Unscd. Notes	4.40	5/1/45	2,825,000		2,961,351
Antero Resources,
Gtd. Notes	5.63	6/1/23	915,000		958,463
Antero Resources,
Gtd. Notes	5.00	3/1/25	2,775,000		2,830,500
Apple,
Sr. Unscd. Notes	3.25	2/23/26	8,895,000		9,143,185
Aventura Mall Trust,
Ser. 2013-AVM, Cl. A	3.74	12/5/32	2,305,000	[b,c]	2,400,482
BAE Systems Holdings,
Gtd. Bonds	3.80	10/7/24	1,301,000		1,358,836
BAE Systems Holdings,
Gtd. Bonds	3.80	10/7/24	2,800,000	[c]	2,924,475
Barclays Commercial Mortgage Securities
Trust,
Ser. 2013-TYSN, Cl. A2	3.76	9/5/32	1,245,000	[c]	1,300,186
Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1	3.37	3/25/34	634,941	[b]	637,597
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PWR10, Cl. AJ	5.59	12/11/40	222,048	[b]	239,776
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PWR14, Cl. AJ	5.27	12/11/38	2,431,871		2,437,050
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR17, Cl. AJ	5.89	6/11/50	178,310	[b]	180,073
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR18, Cl. AJ	6.33	6/11/50	950,000	[b]	951,345
Branch Banking & Trust,
Sub. Bonds	3.80	10/30/26	10,890,000		11,479,927
Branch Banking & Trust,
Sub. Notes	3.63	9/16/25	7,850,000		8,170,704
BWAY Holding,
Sr. Scd. Notes	5.50	4/15/24	6,656,000	[c]	6,963,840
Capital Auto Receivables Asset Trust,
Ser. 2013-3, Cl. D	3.69	2/20/19	399,090		399,425
Capital Auto Receivables Asset Trust,
Ser. 2014-1, Cl. D	3.39	7/22/19	900,000		905,543
Capital Auto Receivables Asset Trust,
Ser. 2014-2, Cl. C	2.41	5/20/19	1,793,624		1,795,449
Capital Auto Receivables Asset Trust,
Ser. 2014-3, Cl. D	3.14	2/20/20	2,850,000		2,880,509
Capital Auto Receivables Asset Trust,
Ser. 2015-2, Cl. B	2.29	5/20/20	6,000,000		6,026,196

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.8% (continued)
United States - 28.5% (continued)
Capital Auto Receivables Asset Trust,
Ser. 2015-2, Cl. D	3.16	11/20/20	7,275,000		7,361,303
Capital One Financial,
Sub. Notes	3.75	7/28/26	15,000,000		14,876,653
CarMax Auto Owner Trust,
Ser. 2014-4, Cl. D	3.04	5/17/21	2,625,000		2,647,940
CarMax Auto Owner Trust,
Ser. 2015-2, Cl. D	3.04	11/15/21	1,000,000		1,009,853
CCO Holdings,
Sr. Unscd. Notes	5.88	4/1/24	3,420,000	[c]	3,638,025
Charter Communications Operating,
Sr. Scd. Notes	5.38	5/1/47	3,400,000	[c]	3,531,237
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13	6/30/27	3,700,000	[c]	3,829,500
Cheniere Energy Partners,
Sr. Scd. Notes	5.25	10/1/25	5,985,000	[c]	6,134,625
Chrysler Capital Auto Receivables Trust,
Ser. 2013-AA, Cl. D	2.93	8/17/20	5,100,000	[c]	5,117,155
Chrysler Capital Auto Receivables Trust,
Ser. 2013-BA, Cl. C	2.24	9/16/19	1,135,000	[c]	1,136,766
Chrysler Capital Auto Receivables Trust,
Ser. 2015-AA, Cl. D	3.15	1/18/22	3,100,000	[c]	3,118,921
Chrysler Capital Auto Receivables Trust,
Ser. 2015-BA, Cl. C	3.26	4/15/21	3,500,000	[c]	3,541,229
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	7,920,000		8,798,256
Citigroup,
Sub. Bonds	4.40	6/10/25	5,870,000		6,197,919
Citizens Bank,
Sr. Unscd. Notes	2.25	3/2/20	7,775,000		7,788,581
CLUB Credit Trust,
Ser. 2017-P1, Cl. A	2.42	9/15/23	8,700,000	[c]	8,703,087
Cobalt CMBS Commercial Mortgage Trust,
Ser. 2007-C3, Cl. AJ	5.84	5/15/46	3,568,665	[b]	3,625,942
Colony American Homes,
Ser. 2014-1A, Cl. C, 1 Month LIBOR +
1.85%	3.08	5/17/31	1,625,000	[b,c]	1,632,127
Colony American Homes,
Ser. 2015-1A, Cl. D, 1 Month LIBOR +
2.15%	3.38	7/17/32	2,225,000	[b,c]	2,237,146
Colony Starwood Homes,
Ser. 2016-2A, Cl. A, 1 Month LIBOR +
1.25%	2.48	12/17/23	12,496,350	[b,c]	12,610,704
Commercial Mortgage Trust,
Ser. 2006-C8, Cl. AJ	5.38	12/10/46	7,235,923		7,331,306
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	1,225,000	[c]	1,284,322
Commercial Mortgage Trust,
Ser. 2017-DLTA, Cl. A, 1 Month LIBOR +
.85%	2.08	8/13/32	11,050,000	[b,c]	11,050,000
Concho Resources,
Gtd. Notes	3.75	10/1/27	3,750,000		3,770,600
Concho Resources,
Gtd. Notes	4.88	10/1/47	1,100,000		1,149,214
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1	5.50	9/25/34	541,013		554,157

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.8% (continued)
United States - 28.5% (continued)
Cox Communications,
Sr. Unscd. Notes	3.35		9/15/26	3,250,000	[c]	3,185,140
Crown Castle International,
Sr. Unscd. Notes	2.25		9/1/21	4,675,000		4,613,625
Daimler Finance North America,
Gtd. Notes	1.50		7/5/19	8,225,000	[c]	8,158,869
DaVita,
Gtd. Notes	5.00		5/1/25	3,600,000		3,559,500
Dell Equipment Finance Trust,
Ser. 2015-1, Cl. C	2.42		3/23/20	6,578,484	[c]	6,585,701
Dell Equipment Finance Trust,
Ser. 2016-1, Cl. A2	1.43		9/24/18	4,815,002	[c]	4,814,206
Digital Euro Finco,
Gtd. Bonds	EUR	2.63	4/15/24	5,814,000		7,381,100
DISH DBS,
Gtd. Notes	5.88		11/15/24	3,425,000		3,601,216
Drive Auto Receivables Trust,
Ser. 2015-AA, Cl. C	3.06		5/17/21	3,838,420	[c]	3,863,087
Drive Auto Receivables Trust,
Ser. 2016-CA, Cl. C	3.02		11/15/21	7,850,000	[c]	7,949,406
Drive Auto Receivables Trust,
Ser. 2016-CA, Cl. D	4.18		3/15/24	8,000,000	[c]	8,265,799
DT Auto Owner Trust,
Ser. 2014-1A, Cl. D	3.98		1/15/21	1,739,967	[c]	1,744,471
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D	4.47		11/15/21	2,425,000	[c]	2,470,871
DT Auto Owner Trust,
Ser. 2015-3A, Cl. B	2.46		11/15/19	914,498	[c]	915,031
DT Auto Owner Trust,
Ser. 2016-1A, Cl. C	3.54		10/15/21	865,000	[c]	872,372
Duke Energy,
Sr. Unscd. Notes	2.65		9/1/26	2,800,000		2,681,801
Duke Energy,
Sr. Unscd. Notes	3.75		9/1/46	5,375,000		5,196,952
Energy Transfer,
Sr. Unscd. Notes	4.75		1/15/26	2,865,000		3,019,648
Energy Transfer,
Sr. Unscd. Notes	4.20		4/15/27	2,050,000	[d]	2,078,740
EQT,
Sr. Unscd. Notes	3.00		10/1/22	4,145,000		4,156,140
EQT,
Sr. Unscd. Notes	3.90		10/1/27	9,900,000		9,917,722
First Data,
Scd. Notes	5.75		1/15/24	3,425,000	[c]	3,596,250
First Franklin Mortgage Loan Trust,
Ser. 2004-FF4, Cl. M1, 1 Month LIBOR +
8.55%	2.09		6/25/34	1,838,461	[b]	1,828,767
Flagship Credit Auto Trust,
Ser. 2015-2, Cl. A	1.98		10/15/20	729,342	[c]	730,210
Ford Credit Auto Owner Trust,
Ser. 2014-A, Cl. B	1.71		5/15/19	1,750,000		1,751,920
Ford Credit Floorplan Master Owner Trust,
Ser. 2015-1, Cl. A1	1.42		1/15/20	8,355,000		8,353,989
Ford Motor Credit,
Sr. Unscd. Notes	2.55		10/5/18	1,700,000		1,711,353

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.8% (continued)
United States - 28.5% (continued)
Ford Motor Credit,
Sr. Unscd. Notes		3.34	3/18/21	3,475,000		3,556,039
Freeport-McMoRan,
Gtd. Notes		5.45	3/15/43	4,275,000		4,015,828
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX		3.38	12/15/34	3,620,000	[b,c]	3,627,862
General Electric,
Jr. Sub. Debs., Ser. D, 3 Month LIBOR +
3.33%		5.00	12/31/49	3,085,000	[b]	3,266,861
General Motors Financial,
Gtd. Notes		3.10	1/15/19	4,475,000		4,539,198
General Motors Financial,
Gtd. Notes		2.35	10/4/19	9,650,000		9,685,794
Genesis Energy,
Gtd. Notes		6.75	8/1/22	2,100,000		2,157,750
Genesis Energy,
Gtd. Notes		6.50	10/1/25	3,965,000		3,940,219
GM Financial Automobile Leasing Trust,
Ser. 2015-1, Cl. D		3.01	3/20/20	3,350,000		3,360,896
Goldman Sachs Group,
Sr. Unscd. Notes		3.50	11/16/26	10,380,000		10,418,224
Goldman Sachs Group,
Sub. Notes		4.25	10/21/25	6,710,000		7,004,831
GS Mortgage Securities Trust,
Ser. 2016-GS2, Cl. A2		2.64	5/10/49	4,200,000		4,238,995
HCA,
Sr. Scd. Notes		5.50	6/15/47	3,915,000		4,066,706
Hyundai Auto Receivables Trust,
Ser. 2015-A, Cl. C		1.98	7/15/20	1,320,000		1,320,641
Icahn Enterprises,
Gtd. Notes		5.88	2/1/22	3,765,000		3,896,775
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2006-LDP9, Cl. AM		5.37	5/15/47	2,957,118		2,955,197
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2007-LDPX, Cl. AM		5.46	1/15/49	2,822,545		2,820,262
JPMorgan Chase & Co.,
Sr. Unscd. Notes		3.30	4/1/26	9,610,000		9,645,110
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS, 1 Month LIBOR +
.90%		2.09	11/25/36	12,846	[b]	12,732
Kinder Morgan,
Gtd. Notes		4.30	6/1/25	1,950,000		2,045,213
Kinder Morgan,
Gtd. Notes		5.55	6/1/45	2,891,000		3,127,837
Kraft Heinz Foods,
Gtd. Notes	EUR	2.00	6/30/23	5,300,000		6,586,244
Kraft Heinz Foods,
Gtd. Notes	EUR	2.25	5/25/28	13,575,000		16,326,918
Kubota Credit Owner Trust,
Ser. 2016-1A, Cl. A3		1.50	7/15/20	4,900,000	[c]	4,875,876
Metropolitan Life Global Funding I,
Scd. Notes		1.50	1/10/18	4,605,000	[c]	4,605,293
Metropolitan Life Global Funding I,
Sr. Scd. Notes		3.00	9/19/27	5,475,000	[c]	5,417,996

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.8% (continued)
United States - 28.5% (continued)
Morgan Stanley,
Sr. Unscd. Notes	4.00	7/23/25	3,450,000		3,639,564
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1, 1 Month LIBOR +
.30%	1.53	3/25/35	227,614	[b]	215,384
New Residential Mortgage Loan Trust,
Ser. 2017-3A, Cl. A1	4.00	4/25/57	10,764,190	[c]	11,265,817
Newell Brands,
Sr. Unscd. Notes	2.60	3/29/19	737,000		743,101
NGPL PipeCo,
Sr. Unscd. Notes	4.38	8/15/22	940,000	[c]	977,600
Occidental Petroleum,
Sr. Unscd. Notes	3.00	2/15/27	6,675,000		6,576,721
OneMain Financial Issuance Trust,
Ser. 2014-2A, Cl. A	2.47	9/18/24	989,679	[c]	992,046
OneMain Financial Issuance Trust,
Ser. 2015-1A, Cl. A	3.19	3/18/26	5,344,000	[c]	5,402,819
OneMain Financial Issuance Trust,
Ser. 2015-1A, Cl. B	3.85	3/18/26	3,250,000	[c]	3,289,875
OneMain Financial Issuance Trust,
Ser. 2015-2A, Cl. A	2.57	7/18/25	4,127,294	[c]	4,140,102
Oracle,
Sr. Unscd. Notes	4.00	7/15/46	11,100,000		11,507,505
OSCAR US Funding Trust VI,
Ser. 2017-1A, Cl. A2A	2.30	5/11/20	2,851,529	[c]	2,856,993
OSCAR US Funding Trust VI,
Ser. 2017-1A, Cl. A4	3.30	5/10/24	3,560,000	[c]	3,595,066
Prime Security Services Borrower,
Scd. Notes	9.25	5/15/23	3,300,000	[c]	3,649,998
Prosper Marketplace Issuance Trust,
Ser. 2017-1A, Cl. A	2.56	6/15/23	4,355,041	[c]	4,373,622
Prudential Financial,
Jr. Sub. Notes, 3 Month LIBOR + 2.38%	4.50	9/15/47	12,100,000	[b]	12,312,960
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	2,200,000		2,390,944
Prudential Financial,
Sr. Unscd. Notes	4.50	11/15/20	4,000,000		4,279,125
Reynolds Group Issuer,
Gtd. Notes	7.00	7/15/24	3,345,000	[c]	3,568,697
Santander Drive Auto Receivables Trust,
Ser. 2015-5, Cl. D	3.65	12/15/21	886,000		906,007
Scientific Games International,
Gtd. Notes	10.00	12/1/22	3,105,000		3,450,431
Sofi Consumer Loan Program,
Ser. 2016-3, Cl. A	3.05	12/26/25	635,608	[c]	641,967
Southern,
Sr. Unscd. Notes	3.25	7/1/26	9,275,000		9,182,269
Springleaf Funding Trust,
Ser. 2015-AA, Cl. A	3.16	11/15/24	9,175,000	[c]	9,240,911
Springleaf Funding Trust,
Ser. 2016-AA, Cl. A	2.90	11/15/29	12,150,000	[c]	12,187,578
Sprint Communications,
Sr. Unscd. Notes	7.00	8/15/20	4,050,000		4,435,236
Sprint Spectrum,
Sr. Scd. Notes	3.36	3/20/23	9,800,000	[c]	9,971,500

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.8% (continued)
United States - 28.5% (continued)
Starwood Waypoint Homes Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR + .95%		2.20	1/17/35	15,600,000	[b,c]	15,616,775
Sunoco Logistics Partners Operations,
Gtd. Notes		4.00	10/1/27	5,550,000		5,538,033
Sunoco Logistics Partners Operations,
Gtd. Notes		5.40	10/1/47	1,900,000		1,941,079
SunTrust Auto Receivables Trust,
Ser. 2015-15A, Cl. A3		1.42	9/16/19	2,371,720	[c]	2,371,772
Targa Resources Partners,
Gtd. Bonds		5.13	2/1/25	3,425,000		3,539,566
T-Mobile USA,
Gtd. Notes		6.00	3/1/23	2,900,000		3,063,125
Towd Point Mortgage Trust,
Ser. 2017-2, Cl. A1		2.75	4/25/57	3,179,799	[c]	3,200,423
Tricon American Homes,
Ser. 2016-SFR1, Cl. A		2.59	11/17/33	13,190,000	[c]	13,123,744
U.S. Treasury Inflation Protected Securities,
Notes		0.63	1/15/26	42,754,960	[g]	43,332,216
U.S. Treasury Inflation Protected Securities,
Notes		0.38	1/15/27	40,434,660	[d,g]	39,948,765
U.S. Treasury Notes		1.63	8/31/22	60,050,000	[d]	59,212,585
United Rentals North America,
Gtd. Notes		4.88	1/15/28	5,760,000		5,796,000
Verizon Communications,
Sr. Unscd. Notes		4.13	3/16/27	3,750,000		3,921,120
Verizon Owner Trust,
Ser. 2016-1A, Cl. A		1.42	1/20/21	8,000,000	[c]	7,972,001
Visa,
Sr. Unscd. Notes		2.20	12/14/20	9,250,000		9,341,817
Wells Fargo & Co.,
Sr. Unscd. Notes		3.00	4/22/26	6,125,000		6,020,578
Wells Fargo & Co.,
Sub. Notes		4.30	7/22/27	1,675,000		1,773,282
Zayo Group,
Gtd. Notes		5.75	1/15/27	3,055,000	[c]	3,245,937
						858,547,983
Uruguay - .6%
Uruguayan Government,
Sr. Unscd. Bonds	UYU	8.50	3/15/28	265,300,000	[c]	9,476,789
Uruguayan Government,
Sr. Unscd. Notes	UYU	9.88	6/20/22	194,145,000	[c]	7,252,668
						16,729,457
Total Bonds and Notes
(cost $2,833,737,162)						2,888,652,838
Description/Number of		Exercise	Expiration	Notional
Contract/Counterparty		Price	Date	Amount ($)[a]		Value ($)
Options Purchased - .1%
Call Options - .0%
10 Year Interest Rate Swaption,
Contracts 82,600 Citigroup		2.19	10/2017	826,000		180,952
Japanese Yen,
Contracts 30,025 Barclays Bank		111.00	1/2018	30,025,000		755,942
						936,894

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description/Number of	Exercise		Expiration	Notional
Contract/Counterparty	Price		Date	Amount ($)[a]		Value ($)
Options Purchased - .1% (continued)
Put Options - .1%
10 Year Interest Rate Swaption,
Contracts 82,600 Citigroup	2.19		10/2017	826,000		979,066
British Pound Cross Currency,
Contracts 25,400 JP Morgan Chase Bank	EUR	0.89	2/2018	25,400,000		600,266
Japanese Yen,
Contracts 30,025 Barclays Bank	111.00		1/2018	30,025,000		507,930
Japanese Yen,
Contracts 27,300 Citigroup	110.15		11/2017	27,300,000		151,335
						2,238,597
Total Options Purchased
(cost $3,034,354)						3,175,491
	Yield at
	Date of		Maturity	Principal
Description	Purchase (%)		Date	Amount ($)[a]		Value ($)
Short-Term Investments - .6%
U.S. Treasury Bills
(cost $16,524,224)	1.09		3/1/18	16,600,000	[h]	16,522,707
Description				Shares		Value ($)
Other Investment - 3.0%
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $90,176,067)				90,176,067	[i]	90,176,067
Investment of Cash Collateral for Securities Loaned - 3.8%
Registered Investment Company;
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares
(cost $114,606,215)				114,606,215	[i]	114,606,215

Total Investments (cost $3,058,078,022)	103.3%	3,113,133,318
Liabilities, Less Cash and Receivables	(3.3%)	(98,669,986)
Net Assets	100.0%	3,014,463,332

BADLAR—Buenos Aires Interbank Offer Rate
EURIBOR—Euro Interbank Offered Rate
GDP—Gross Domestic Product
LIBOR—London Interbank Offered Rate

ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
RUB—Russian Ruble
THB—Thai Baht
TRY—Turkish Lira
UYU—Uruguayan Peso
ZAR—South African Rand

a	Amount stated in U.S. Dollars unless otherwise noted above.
b	Variable rate security—rate shown is the interest rate in effect at period end.
c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities were valued at $636,934,870 or 21.13% of net assets.

d

Security, or portion thereof, on loan. At September 30, 2017, the value of the fund’s securities on loan was $164,698,480 and the value of the collateral held by the fund was $172,196,001, consisting of cash collateral of $114,606,215 and U.S. Government & Agency securities valued at $57,589,786.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
g	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h	Held by or on behalf of a counterparty for open futures contracts.
i	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Foreign/Governmental	51.4
Corporate Bonds	26.6
Asset-Backed	10.7
Short-Term/Money Market Investments	7.4
U.S. Government	4.7
Commercial Mortgage-Backed	2.0
Residential Mortgage-Backed	.4
Options Purchased	.1
103.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	321,560,442	-	321,560,442
Commercial
Mortgage-Backed	-	58,739,922	-	58,739,922
Corporate Bonds†	-	803,714,489	-	803,714,489
Foreign Government	-	1,549,471,464	-	1,549,471,464
Registered Investment Companies	204,782,282	-	-	204,782,282
Residential
Mortgage-Backed	-	12,672,955	-	12,672,955
U.S. Treasury	-	159,016,273	-	159,016,273
Other Financial Instruments:
Futures††	3,859,476	-	-	3,859,476
Forward Foreign Currency
Exchange Contracts††	-	14,339,362	-	14,339,362
Options Purchased	-	3,175,491	-	3,175,491
Liabilities ($)
Other Financial Instruments:
Futures††	(4,708,819)	-	-	(4,708,819)
Forward Foreign Currency
Exchange Contracts††	-	(2,683,543)	-	(2,683,543)
Option Written	-	(66,225)	-	(66,225)
Swaps††	-	(3,960,169)	-	(3,960,169)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus/Standish Global Fixed Income Fund
September 30, 2017 (Unaudited)

					Unrealized
	Number of		Notional		Appreciation
Description	Contracts	Expiration	Value	Value ($)	(Depreciation) ($)
Futures Long
Canadian 10 year Bond	375	12/2017	41,211,267	40,663,194	(548,073)
Japanese 10 Year Bond	62	12/2017	83,370,310	82,841,146	(529,164)
Long Term French
Government Future	190	12/2017	35,103,348	34,838,199	(265,149)
U.S. Treasury 10 Year Notes	678	12/2017	85,718,896	84,961,875	(757,021)
U.S. Treasury 5 Year Notes	3,060	12/2017	362,159,412	359,550,000	(2,609,412)
Futures Short
Euro 30 Year Bond	26	12/2017	(5,129,289)	(5,016,854)	112,435
Euro-Bobl	367	12/2017	(57,077,870)	(56,899,964)	177,906
Euro-Bond	591	12/2017	(113,344,838)	(112,465,323)	879,515
Euro-Schatz	21	12/2017	(2,783,882)	(2,783,040)	842
Long Gilt	336	12/2017	(57,210,652)	(55,775,630)	1,435,022
U.S. Treasury Long Bond	235	12/2017	(36,541,652)	(35,910,938)	630,714
U.S. Treasury Ultra Long
Bond	185	12/2017	(31,171,167)	(30,548,125)	623,042
Gross Unrealized Appreciation					3,859,476
Gross Unrealized Depreciation					(4,708,819)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus/Standish Global Fixed Income Fund
September 30, 2017 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount ($) [a]		Value ($)
Call Options:
British Pound Cross Currency	JP Morgan Chase
February 2018 @ GBP 0.96	Bank	25,400	25,400,000	EUR	(66,225)
Total Options Written
(premiums received $269,209)					(66,225)

a	Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus/Standish Global Fixed Income Fund
September 30, 2017 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of America
United States Dollar	7,352,800	Thai Baht	244,260,000	11/13/17	25,256
Citigroup
Indonesian Rupiah	781,953,915,000	United States Dollar	58,610,254	11/13/17	(786,257)
South Korean Won	34,980,260,000	United States Dollar	30,751,201	11/13/17	(192,749)
United States Dollar	15,591,308	Brazilian Real	49,205,000	12/4/17	196,705
United States Dollar	72,994,523	Euro	60,980,000	10/31/17	795,394
United States Dollar	7,896,548	Indian Rupee	515,230,000	11/13/17	52,894
Goldman Sachs International
United States Dollar	14,032,743	Colombian Peso	42,000,000,000	11/14/17	(188,083)
United States Dollar	3,039,913	Czech Koruna	67,100,000	11/13/17	(19,846)
United States Dollar	2,946,425	Euro	2,500,000	10/2/17	(8,308)
United States Dollar	79,129,867	Euro	66,105,000	10/31/17	862,838
United States Dollar	594,471,437	Japanese Yen	66,707,918,000	10/31/17	695,799
United States Dollar	49,806,480	Mexican New Peso	896,940,000	11/13/17	922,321
United States Dollar	44,959,016	Polish Zloty	163,725,000	11/13/17	91,850
United States Dollar	32,207,251	South African Rand	429,780,000	11/13/17	699,204
HSBC
Swedish Krona	460,455,000	United States Dollar	58,044,961	10/31/17	(1,409,140)
United States Dollar	62,210,542	Australian Dollar	78,460,000	10/31/17	691,590
United States Dollar	86,024,406	British Pound	63,380,000	10/31/17	1,005,355
United States Dollar	8,593,252	Norwegian Krone	67,065,000	10/31/17	166,664
United States Dollar	123,251,282	New Zealand Dollar	166,935,000	10/31/17	2,752,494
JP Morgan Chase Bank
Argentine Peso	55,500,000	United States Dollar	3,069,690	11/13/17	56,014
United States Dollar	142,456,519	Canadian Dollar	175,660,000	10/31/17	1,645,244
United States Dollar	293,312,584	Euro	245,460,000	10/31/17	2,692,738
United States Dollar	3,511,016	Israeli Shekel	12,670,000	11/13/17	(79,160)
United States Dollar	100,120,719	South Korean Won	113,901,335,000	11/13/17	617,500
UBS
United States Dollar	34,764,135	Euro	29,050,000	10/31/17	369,502
Gross Unrealized Appreciation					14,339,362
Gross Unrealized Depreciation					(2,683,543)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or

NOTES

interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at September 30, 2017 are set forth in the Statement of Swap Agreements.

At September 30, 2017, accumulated net unrealized appreciation on investments was $55,258,280, consisting of $92,479,831 gross unrealized appreciation and $37,221,551 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)